BNY Mellon Short-Term U.S. Government Securities Fund
Statement of Investments
November 30, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1%
Municipal Securities — 3.1%
Chicago II, GO, Ser. B(a)	7.75	1/1/2042	2,008,000	2,012,705
Connecticut, GO, Ser. A	0.92	6/1/2025	250,000	245,656
				2,258,361
U.S. Government Agencies Collateralized Mortgage Obligations — 13.0%
Federal Home Loan Mortgage Corp., REMIC, Ser. 3627, Cl. QH(b)	4.00	1/15/2025	9,869	9,847
Federal Home Loan Mortgage Corp., REMIC, Ser. 3640, Cl. GM(b)	4.00	3/15/2025	6,397	6,383
Federal Home Loan Mortgage Corp., REMIC, Ser. 3780, Cl. AV(b)	4.00	4/15/2031	188,444	185,991
Federal Home Loan Mortgage Corp., REMIC, Ser. 3810, Cl. QB(b)	3.50	2/15/2026	69,950	69,348
Federal Home Loan Mortgage Corp., REMIC, Ser. 3816, Cl. HA(b)	3.50	11/15/2025	149,937	148,914
Federal Home Loan Mortgage Corp., REMIC, Ser. 3820, Cl. TB(b)	3.50	3/15/2026	114,006	112,956
Federal Home Loan Mortgage Corp., REMIC, Ser. 3909, Cl. NG(b)	4.00	8/15/2026	186,342	185,196
Federal Home Loan Mortgage Corp., REMIC, Ser. 3964, Cl. QA(b)	3.00	11/15/2026	103,748	102,125
Federal Home Loan Mortgage Corp., REMIC, Ser. 4020, Cl. PC(b)	1.75	3/15/2027	35,383	34,624
Federal Home Loan Mortgage Corp., REMIC, Ser. 4029, Cl. LA(b)	2.00	1/15/2027	11,254	11,231
Federal Home Loan Mortgage Corp., REMIC, Ser. 4216, Cl. KC(b)	1.75	6/15/2028	222,900	216,913
Federal Home Loan Mortgage Corp., REMIC, Ser. 4287, Cl. AB(b)	2.00	12/15/2026	75,637	73,052
Federal Home Loan Mortgage Corp., REMIC, Ser. 4313, Cl. ME(b)	3.00	4/15/2039	471,390	456,457
Federal Home Loan Mortgage Corp., REMIC, Ser. 4340, Cl. VD(b)	3.00	7/15/2037	75,040	74,742
Federal Home Loan Mortgage Corp., REMIC, Ser. 4386, Cl. AB(b)	3.00	9/15/2029	57,055	56,419
Federal Home Loan Mortgage Corp., REMIC, Ser. 4569, Cl. DV(b)	3.00	8/15/2027	553,630	543,228
Federal Home Loan Mortgage Corp., REMIC, Ser. 5058, Cl. CD(b)	1.00	6/15/2027	178,159	174,077
Federal National Mortgage Association, REMIC, Ser. 2010-112, Cl. CY(b)	4.00	10/25/2025	1,321	1,317
Federal National Mortgage Association, REMIC, Ser. 2011-88, Cl. M(b)	3.50	9/25/2026	45,511	45,134
Federal National Mortgage Association, REMIC, Ser. 2012-148, Cl. DC(b)	1.50	1/25/2028	323,820	313,461
Federal National Mortgage Association, REMIC, Ser. 2012-152, Cl. PC(b)	1.75	8/25/2042	162,378	161,251
Federal National Mortgage Association, REMIC, Ser. 2012-78, Cl. KB(b)	1.75	7/25/2027	88,267	85,671
Federal National Mortgage Association, REMIC, Ser. 2012-98, Cl. YM(b)	1.50	9/25/2027	274,627	265,290
Federal National Mortgage Association, REMIC, Ser. 2013-137, Cl. V(b)	3.50	10/25/2028	68,403	67,493
Federal National Mortgage Association, REMIC, Ser. 2013-30, Cl. DA(b)	1.75	4/25/2028	108,944	104,955
Federal National Mortgage Association, REMIC, Ser. 2013-39, Cl. MP(b)	1.75	5/25/2028	356,591	343,241
Federal National Mortgage Association, REMIC, Ser. 2014-34, Cl. LC(b)	2.50	6/25/2029	93,314	91,359
Federal National Mortgage Association, REMIC, Ser. 2015-33, Cl. P(b)	2.50	6/25/2045	496,858	476,321
Federal National Mortgage Association, REMIC, Ser. 2017-9, Cl. HA(b)	3.00	12/25/2042	28,475	28,356
Federal National Mortgage Association, REMIC, Ser. 2017-99, Cl. VM(b)	3.50	3/25/2029	1,116,844	1,081,815
Federal National Mortgage Association, REMIC, Ser. 2020-28, Cl. V(b)	3.50	2/25/2048	293,092	289,360
Government National Mortgage Association, Ser. 2010-6, Cl. AB	3.00	11/20/2039	138,483	136,607
Government National Mortgage Association, Ser. 2012-101, Cl. MA	2.50	5/20/2040	227,334	222,193
Government National Mortgage Association, Ser. 2012-51, Cl. VQ	3.50	4/20/2025	76,282	75,816
Government National Mortgage Association, Ser. 2016-23, Cl. KA	3.90	1/20/2031	28,333	27,944
Government National Mortgage Association, Ser. 2022-152, Cl. BC	3.00	10/20/2035	1,222,883	1,202,790
Government National Mortgage Association, Ser. 2022-87, Cl. A	3.50	1/20/2040	977,551	963,979
Government National Mortgage Association, Ser. 2022-90, Cl. KB	3.00	9/20/2044	1,120,837	1,070,523
				9,516,379
U.S. Government Agencies Collateralized Municipal-Backed Securities — 31.2%
Federal Home Loan Mortgage Corp., Ser. 2017-SB41, Cl. A10F(b)	2.94	9/25/2027	1,523,188	1,452,773
Federal Home Loan Mortgage Corp., Ser. 2018-SB51, Cl. A5H, (1 Month SOFR + 0.81%)(b),(c)	5.66	4/25/2038	503,749	500,767

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities — 31.2% (continued)
Federal Home Loan Mortgage Corp., Ser. 2019-SB67, Cl. A5H, (1 Month SOFR + 0.81%)(b),(c)	4.22	8/25/2039	654,954	645,959
Federal Home Loan Mortgage Corp., Ser. 2019-SB68, Cl. A5H, (1 Month SOFR + 0.81%)(b),(c)	4.86	8/25/2039	322,576	315,207
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K044, Cl. A2(b)	2.81	1/25/2025	1,043,031	1,038,592
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K045, Cl. A2(b)	3.02	1/25/2025	978,830	974,305
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KC03, Cl. A2(b)	3.50	1/25/2026	1,188,549	1,174,154
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KL1P, Cl. A1P(b)	2.54	10/25/2025	557,248	550,603
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KW02, Cl. A1(b)	2.90	4/25/2026	144,398	142,439
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. X2FX, Cl. A2(b)	2.41	9/25/2025	627,225	619,509
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. X3FX, Cl. A1FX(b)	3.00	3/25/2025	437,816	436,336
Government National Mortgage Association, Ser. 2011-103, Cl. B	3.74	7/16/2051	350,113	338,979
Government National Mortgage Association, Ser. 2012-142, Cl. BC	2.46	3/16/2049	991,714	918,855
Government National Mortgage Association, Ser. 2012-150, Cl. A	1.90	11/16/2052	542,245	465,882
Government National Mortgage Association, Ser. 2013-105, Cl. A	1.71	2/16/2037	148,350	146,765
Government National Mortgage Association, Ser. 2013-142, Cl. V	3.10	2/16/2025	132,371	131,339
Government National Mortgage Association, Ser. 2013-158, Cl. AB	3.02	8/16/2053	1,177,862	1,109,689
Government National Mortgage Association, Ser. 2013-29, Cl. AB	1.77	10/16/2045	138,857	128,230
Government National Mortgage Association, Ser. 2013-29, Cl. AD	1.51	8/16/2041	176,832	173,844
Government National Mortgage Association, Ser. 2014-82, Cl. VG	2.87	12/16/2046	430,485	422,813
Government National Mortgage Association, Ser. 2015-188, Cl. VD	2.50	3/16/2032	342,820	324,902
Government National Mortgage Association, Ser. 2017-70, Cl. A	2.50	10/16/2057	39,594	39,281
Government National Mortgage Association, Ser. 2017-94, Cl. AK	2.40	5/16/2051	1,063,074	981,008
Government National Mortgage Association, Ser. 2018-123, Cl. D	3.10	1/16/2059	1,104,162	1,059,662
Government National Mortgage Association, Ser. 2018-149, Cl. A	3.00	7/16/2048	235,925	226,207
Government National Mortgage Association, Ser. 2019-34, Cl. AL	3.15	5/16/2059	1,166,052	1,129,752
Government National Mortgage Association, Ser. 2019-55, Cl. AE	3.00	12/16/2059	1,002,110	933,711
Government National Mortgage Association, Ser. 2022-147, Cl. A	2.20	10/16/2062	1,895,756	1,757,251
Government National Mortgage Association, Ser. 2022-3, Cl. AM	1.60	9/16/2051	934,047	774,089
Government National Mortgage Association, Ser. 2022-53, Cl. AE	1.50	4/16/2046	2,663,429	2,375,662
Government National Mortgage Association, Ser. 2022-82, Cl. AC	2.00	5/16/2048	1,843,850	1,661,077
				22,949,642
U.S. Government Agencies Mortgage-Backed — 20.1%
Federal Home Loan Mortgage Corp.:
2.50%, 3/1/2027-12/1/2027(b)			1,057,595	1,031,754
3.50%, 10/1/2026-5/1/2027(b)			125,882	124,233
4.50%, 9/1/2026-2/1/2034(b)			114,970	114,916
Federal National Mortgage Association:
1.91%, 9/1/2051, (1 Month SOFR + 2.35%)(b),(c)			2,211,680	2,192,605
2.39%, 6/1/2025(b)			84,773	84,010
2.45%, 4/1/2025(b)			2,576,885	2,549,769

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
U.S. Government Agencies Mortgage-Backed — 20.1% (continued)
2.50%, 11/1/2026-3/1/2028(b)			1,449,867	1,411,736
2.89%, 1/1/2025(b)			1,000,000	995,196
2.95%, 11/1/2025(b)			1,000,000	983,108
3.00%, 1/1/2028(b)			157,702	154,533
3.50%, 2/1/2031(b)			1,001,660	983,070
3.99%, 11/1/2049, (1 Month RFUCCT1Y + 1.61%)(b),(c)			1,096,084	1,115,343
4.00%, 7/1/2029-3/1/2034(b)			263,561	261,667
5.00%, 3/1/2027(b)			3,530	3,538
6.23%, 1/1/2050, (1 Month RFUCCT1Y + 1.59%)(b),(c)			725,820	745,532
6.44%, 11/1/2049, (1 Month RFUCCT1Y + 1.61%)(b),(c)			1,107,115	1,141,158
7.34%, 9/1/2047, (1 Month RFUCCT1Y + 1.62%)(b),(c)			814,426	840,502
Government National Mortgage Association I:
4.00%, 7/15/27			13,981	13,869
Government National Mortgage Association II:
3.50%, 3/20/2026			30,990	30,680
4.50%, 5/20/2025			30,450	30,336
				14,807,555
U.S. Government Agencies Obligations — 2.7%
Federal National Mortgage Association, Notes(b)	5.00	11/5/2027	2,000,000	2,000,833
U.S. Treasury Securities — 29.0%
U.S. Treasury Notes	1.50	8/15/2026	2,750,000	2,628,398
U.S. Treasury Notes	3.38	9/15/2027	2,500,000	2,451,855
U.S. Treasury Notes	3.75	8/15/2027	4,750,000	4,704,819
U.S. Treasury Notes(d)	4.13	10/31/2026	1,250,000	1,248,340
U.S. Treasury Notes	4.25	3/15/2027	3,500,000	3,507,246
U.S. Treasury Notes	4.38	7/15/2027	3,500,000	3,521,602
U.S. Treasury Notes	4.50	7/15/2026	750,000	753,062
U.S. Treasury Notes	4.63	10/15/2026	2,500,000	2,518,750
				21,334,072
Total Bonds and Notes (cost $74,920,045)				72,866,842

	1-Day Yield (%)	Shares
Investment Companies — .9%
Registered Investment Companies — .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $671,183)	4.67	671,183	671,183
Total Investments (cost $75,591,228)		100.0%	73,538,025
Liabilities, Less Cash and Receivables		(.0)%	(22,064)
Net Assets		100.0%	73,515,961

GO—Government Obligation
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR—Secured Overnight Financing Rate

Statement of Investments (Unaudited) (continued)
(a)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(b)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(c)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(d)
Security, or portion thereof, on loan. At November 30, 2024, the value of the fund’s securities on loan was $1,248,340 and the value of the collateral was
$1,277,208, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Short-Term U.S. Government Securities Fund
November 30, 2024 (Unaudited)
The following is a summary of the inputs used as of November 30, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	2,258,361	—	2,258,361
U.S. Government Agencies Collateralized Mortgage Obligations	—	9,516,379	—	9,516,379
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	22,949,642	—	22,949,642
U.S. Government Agencies Mortgage-Backed	—	14,807,555	—	14,807,555
U.S. Government Agencies Obligations	—	2,000,833	—	2,000,833
U.S. Treasury Securities	—	21,334,072	—	21,334,072
Investment Companies	671,183	—	—	671,183

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), forward foreign currency exchange contracts (“forward contracts”), futures and options are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
At November 30, 2024, accumulated net unrealized depreciation on investments was $2,053,204, consisting of $273,142 gross unrealized appreciation and $2,326,346 gross unrealized depreciation.
At November 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.